EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE
Schedule of basic earnings per share and diluted earnings per share

	2011	2012	2013
	RMB	RMB	RMB
	(in thousands, except share and per share data)
Numerator:
Net income	386,508	470,106	500,640

Denominator:
Denominator for basic earnings per share—weighted average common shares outstanding	56,754,240	57,510,591	58,551,925
Effect of dilutive share options	2,313,184	1,864,532	1,517,272

Denominator for diluted earnings per share	59,067,424	59,375,123	60,069,197

Basic earnings per share	6.81	8.17	8.55

Diluted earnings per share	6.54	7.92	8.33